Investment in marketable securities (Details Narrative) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable, Past Due [Line Items]
Marketable Securities, Current	$ 124,963	$ 494,275
Equity Securities [Member]
Financing Receivable, Past Due [Line Items]
Marketable Securities, Current	$ 124,963	$ 494,275